Nature of Business and Basis of Presentation	12 Months Ended
Sep. 27, 2013
Accounting Policies [Abstract]
Nature of Business and Basis of Presentation

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

M/A-COM Technology Solutions Holdings, Inc. (MACOM or the Company) was incorporated in Delaware on March 25, 2009. MACOM is a provider of high-performance analog semiconductor solutions for use in wireless and wireline applications across the radio frequency (RF), microwave and millimeterwave spectrum. Headquartered in Lowell, Massachusetts, MACOM has offices in North America, Europe, Asia and Australia.

MACOM’s fiscal year ends on the Friday closest to the last day of September. For fiscal years in which there are 53 weeks, the first quarter reporting period includes 14 weeks. The fiscal years presented in the accompanying consolidated financial statements were 52 weeks in length. Unless otherwise indicated, references in the consolidated financial statements to fiscal years 2013, 2012 and 2011 are to the Company’s fiscal years ended September 27, 2013, September 28, 2012 and September 30, 2011, respectively.

MACOM is reissuing its consolidated financial statements as of September 27, 2013 and September 28, 2012 and for each of the three years in the period ended September 27, 2013 to include the results of operations of Nitronex, LLC (Nitronex) since June 25, 2012. MACOM acquired Nitronex, LLC (Nitronex) in connection with a common-control business combination on February 13, 2014 (Nitronex Acquisition). Nitronex, a supplier of high-performance gallium nitride (GaN) semiconductors for RF, microwave, and millimeterwave applications, was previously acquired by GaAs Labs, LLC (GaAs Labs) on June 25, 2012. GaAs Labs is a stockholder in MACOM and GaAs Labs, Nitronex and MACOM were under common control from June 25, 2012 through February 13, 2014 due to a common controlling stockholder. The accompanying financial statements as of September 27, 2013 and September 28, 2012 and for each of the fiscal years ended September 27, 2013 and September 28, 2012 combine MACOM’s historical consolidated financial statements with the historical financial statements of Nitronex from June 25, 2012 through September 27, 2013 and have been presented in a manner similar to a pooling-of-interests to include the results of operations of each business since the date of common control. The accompanying combined and consolidated financial statements are referred to as “consolidated” for all periods presented.